COLLECTIVE EMPLOYMENT AGREEMENT	12 Months Ended
Dec. 31, 2018
Disclosure of collective employment agreement [Abstract]
COLLECTIVE EMPLOYMENT AGREEMENT
NOTE 28 –   COLLECTIVE EMPLOYMENT AGREEMENT

In March 2019 the Company signed a new collective employment agreement with the employees' representatives and the Histadrut New General Labor Organization (hereinafter - the "Parties") that includes an economic chapter, for the years 2019-2021 ("the Collective Employment Agreement"). The Collective Employment Agreement grants Partner employees, among other things: an immediate salary increase for employees with a seniority of 1.5 years or more; an additional salary increase contingent upon the Company's performance; sharing of the Company's profits and the terms of eligibility for these grants in the years 2019-2021. In addition, the Parties agreed to negotiate at a later time a salary increase mechanism for the years 2020 and 2021.

The estimated additional cost of the Collective Employment Agreement for the years 2019-2021 is NIS 11 million not including salary increases for the years 2020-2021 (but including the salary increase effect of 2019 for the entire agreement term).